Property, Plant and Equipment, Net - Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	$ 6,665,450	$ 7,066,712
Balance ending	7,296,774	6,665,450	$ 7,066,712
Additions	214,859	385,988
Acquisitions through business combinations		6,502
Increase (Decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.		(345)
Disposals and derecognition	(55,198)	(76,087)
Effect of exchange differences on translation into presentation Currency	3,626	(996,705)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(858)	(18,256)
Increase by transfer from other balance sheet accounts – investment property.	12
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(9,034)	(4,662)
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(14,240)
Increase by transfer from Assets held for sale	172
Increases by transfer from other balance sheet accounts – intangibles		1,346
Hyperinflation adjustments	491,985	300,957
Cost [Member] | Land [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	1,145,625	1,278,822
Balance ending	1,297,769	1,145,625	1,278,822
Additions	1,847	50,214
Acquisitions through business combinations		1,752
Increase (Decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(152)	(1,752)
Effect of exchange differences on translation into presentation Currency	(6,199)	(283,161)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		(4)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,760)	(2,464)
(Decrease) from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from Assets held for sale	70
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments	159,338	102,218
Cost [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	2,149,905	2,348,627
Balance ending	2,356,882	2,149,905	2,348,627
Additions	2,999	21,262
Acquisitions through business combinations		22
Increase (Decrease) from movements between property, plant and equipment accounts	6,017	24,387
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(48)	(914)
Effect of exchange differences on translation into presentation Currency	(7,664)	(377,852)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		4,320
Increase by transfer from other balance sheet accounts – investment property.	12
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(6,267)	(2,198)
(Decrease) from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from Assets held for sale	102
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments	211,826	132,251
Cost [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	1,204,968	1,176,246
Balance ending	1,286,429	1,204,968	1,176,246
Additions	62,431	115,439
Acquisitions through business combinations		471
Increase (Decrease) from movements between property, plant and equipment accounts	18,715	6,781
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(24,548)	(28,871)
Effect of exchange differences on translation into presentation Currency	1,331	(71,010)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		(14,374)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(7)
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(6,920)
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles		63
Hyperinflation adjustments	30,459	20,223
Cost [Member] | Furniture and Fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	751,496	789,622
Balance ending	821,603	751,496	789,622
Additions	46,411	42,183
Acquisitions through business combinations		224
Increase (Decrease) from movements between property, plant and equipment accounts	6,268	(12,265)
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(6,685)	(9,283)
Effect of exchange differences on translation into presentation Currency	2,052	(73,422)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		(4,067)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(5,831)
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments	27,892	18,504
Cost [Member] | Assets under construction [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	48,456	50,305
Balance ending	52,703	48,456	50,305
Additions	70,599	93,990
Acquisitions through business combinations
Increase (Decrease) from movements between property, plant and equipment accounts	(85,315)	(81,069)
(Decreases) by transfer (to) other balance sheet accounts – investment property.		(345)
Disposals and derecognition	(911)	(2,827)
Effect of exchange differences on translation into presentation Currency	1,000	(10,974)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(858)	(564)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(142)
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments	19,874	(60)
Cost [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	183,485	197,097
Balance ending	221,036	183,485	197,097
Additions	4,325	3,407
Acquisitions through business combinations		2,558
Increase (Decrease) from movements between property, plant and equipment accounts	28,995	23,227
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(1,447)	(1,928)
Effect of exchange differences on translation into presentation Currency	5,678	(40,876)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments
Cost [Member] | Improvements to third party Properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	768,322	776,293
Balance ending	799,085	768,322	776,293
Additions	12,625	28,693
Acquisitions through business combinations		1,102
Increase (Decrease) from movements between property, plant and equipment accounts	25,170	38,153
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(16,173)	(5,718)
Effect of exchange differences on translation into presentation Currency	9,587	(69,465)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		(736)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(446)
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments
Cost [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	23,148	28,712
Balance ending	31,973	23,148	28,712
Additions	258	602
Acquisitions through business combinations		79
Increase (Decrease) from movements between property, plant and equipment accounts		292
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(307)	(2,361)
Effect of exchange differences on translation into presentation Currency	(908)	(11,218)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		260
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments	9,782	6,782
Cost [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	389,756	404,938
Balance ending	429,005	389,756	404,938
Additions	13,364	30,198
Acquisitions through business combinations		294
Increase (Decrease) from movements between property, plant and equipment accounts	150	494
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition	(4,927)	(6,672)
Effect of exchange differences on translation into presentation Currency	(1,251)	(58,727)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets		(3,091)
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets	(901)
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles		1,283
Hyperinflation adjustments	32,814	21,039
Cost [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	289	16,050
Balance ending	289	289	16,050
Additions
Acquisitions through business combinations
Increase (Decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.
Disposals and derecognition		(15,761)
Effect of exchange differences on translation into presentation Currency
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from other balance sheet accounts – investment property.
(Decreases) by transfer (to) other balance sheet accounts – Inventories
(Decrease) from transfers to (from) other balance sheet accounts - tax assets
Increase by transfer from Assets held for sale
Increases by transfer from other balance sheet accounts – intangibles
Hyperinflation adjustments
Accumulated Depreciation [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	2,590,675	2,587,996	2,111,908
Depreciation	292,108	300,147	283,393
Depreciation through business combinations		1,790
Disposals and derecognition	(41,682)	(49,090)	(60,976)
Increase from transfers (to) investment property			526
(Decrease) assets by transfers to non current assets held for sale			(436)
Effect of exchange differences on translation into presentation Currency	3,831	(358,790)	122,225
(Decreases) by transfer (to) other balance sheet accounts – Inventories		(660)
Other		1,405	999
Hyperinflation adjustments	181,365	107,877	130,357
Balance ending	3,024,319	2,590,675	2,587,996
Accumulated Depreciation [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	575,427	604,747	480,074
Depreciation	52,480	52,150	51,704
Depreciation through business combinations		11
Disposals and derecognition	(44)	(193)	(669)
Increase from transfers (to) investment property			526
(Decrease) assets by transfers to non current assets held for sale			(436)
Effect of exchange differences on translation into presentation Currency	(3,973)	(135,310)	5,988
(Decreases) by transfer (to) other balance sheet accounts – Inventories		(660)
Other		1,319	32
Hyperinflation adjustments	91,693	53,363	67,528
Balance ending	713,606	575,427	604,747
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	702,416	667,593	565,845
Depreciation	91,606	93,592	88,988
Depreciation through business combinations		161
Disposals and derecognition	(19,273)	(21,564)	(23,868)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	657	(53,416)	18,227
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other		(21)	(7)
Hyperinflation adjustments	26,036	16,071	18,408
Balance ending	801,441	702,416	667,593
Accumulated Depreciation [Member] | Assets under construction [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Increase from transfers (to) investment property
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other
Hyperinflation adjustments
Accumulated Depreciation [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	105,595	117,623	78,509
Depreciation	12,315	11,766	9,933
Depreciation through business combinations		1,126
Disposals and derecognition	(911)	(1,064)	(509)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	3,287	(23,856)	29,690
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other
Hyperinflation adjustments
Balance ending	120,286	105,595	117,623
Accumulated Depreciation [Member] | Improvements to third party Properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	372,997	362,411	308,308
Depreciation	40,269	39,744	36,580
Depreciation through business combinations		35
Disposals and derecognition	(11,375)	(3,346)	(16,858)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	3,492	(25,847)	34,381
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other
Hyperinflation adjustments
Balance ending	405,383	372,997	362,411
Accumulated Depreciation [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	17,920	22,794	17,977
Depreciation	1,257	1,776	2,097
Depreciation through business combinations		45
Disposals and derecognition	(302)	(2,232)	(193)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	(688)	(9,583)	(2,339)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other		(192)	(333)
Hyperinflation adjustments	8,395	5,312	5,585
Balance ending	26,582	17,920	22,794
Accumulated Depreciation [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	264,134	265,050	212,008
Depreciation	37,833	37,523	34,328
Depreciation through business combinations		270
Disposals and derecognition	(4,913)	(6,008)	(9,562)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	(1,217)	(52,714)	3,806
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other		299	1,307
Hyperinflation adjustments	33,066	19,714	23,163
Balance ending	328,903	264,134	265,050
Accumulated Depreciation [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	4	6,373	5,585
Depreciation		591	788
Depreciation through business combinations
Disposals and derecognition		(6,960)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other
Hyperinflation adjustments
Balance ending	4	4	6,373
Accumulated Depreciation [Member] | Furniture and fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	552,182	541,405	443,602
Depreciation	56,348	63,005	58,975
Depreciation through business combinations		142
Disposals and derecognition	(4,864)	(7,723)	(9,317)
Increase from transfers (to) investment property
Effect of exchange differences on translation into presentation Currency	2,273	(58,064)	32,472
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Other
Hyperinflation adjustments	22,175	13,417	15,673
Balance ending	628,114	552,182	541,405
Impairment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency	142	(1,031)	1,336
Balance ending	10,830	5,010	4,436
Balance beginning	5,010	4,436	4,739
Impairment losses	6,534	2,903	1,644
Reversal of Impairment losses	(856)	(1,188)	(2,803)
Impairment derecognition		(110)	(480)
Impairment [Member] | Land [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending			110
Balance beginning		110	127
Impairment losses			241
Reversal of Impairment losses			(17)
Impairment derecognition		(110)	(241)
Impairment [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Assets under construction [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Improvements to third party Properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency	142	(1,031)	1,336
Balance ending	10,830	5,010	4,326
Balance beginning	5,010	4,326	4,612
Impairment losses	6,534	2,903	1,403
Reversal of Impairment losses	(856)	(1,188)	(2,786)
Impairment derecognition			(239)
Impairment [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Effect of exchange differences on translation into presentation Currency
Balance ending
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition